Pledged Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pledged Assets [Abstract]
Loans Pledged as Collateral	$ 195,252
Loans Pledged as Collateral, at Fair Value	$ 127,136